Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 23,699,716	$ 16,128,367	$ 43,119,027	$ 30,325,978
Cost of revenue	22,853,442	16,083,802	41,788,693	29,794,043
Gross profit	846,274	44,565	1,330,334	531,935
Operating expenses
General and administration	1,144,452	1,209,167	2,133,950	2,707,278
Total operating expenses	1,144,452	1,209,167	2,133,950	2,707,278
Operating loss	(298,178)	(1,164,602)	(803,616)	(2,175,343)
Other income (expense)
Other income	6,432	4,145	(4,628)	29,179
Other expenses	10,125	(427)	16,780	(896)
Interest expense	(3,836)	(12,062)	(18,724)	(642,087)
Change in fair value of derivative liabilities		39,505		317,080
Gain (loss) on settlement of debt		11,069		(528,794)
Total other income (expense)	12,721	42,230	(6,572)	(825,518)
Net loss before provision for income taxes	(285,457)	(1,122,372)	(810,188)	(3,000,861)
Income taxes
Net loss	(285,457)	(1,122,372)	(810,188)	(3,000,861)
Less: Net income (loss) attributable to noncontrolling interests	65,723	(134,996)	95,962	(71,094)
Net loss attributed to stockholders of iQSTEL Inc.	(351,180)	(987,376)	(906,150)	(2,929,767)
Comprehensive income (loss)
Foreign currency adjustment	(1,023)	(56,664)	(1,407)	50,992
Total comprehensive loss	(286,480)	(1,179,036)	(811,595)	(2,949,869)
Less: Comprehensive income (loss) attributable to noncontrolling interests	65,222	(162,761)	95,273	(46,108)
Net comprehensive loss attributed to stockholders of iQSTEL Inc.	$ (351,702)	$ (1,016,275)	$ (906,868)	$ (2,903,761)
Basic and diluted loss per common share	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding - Basic and diluted	150,835,665	139,078,656	149,196,728	128,840,922